Other assets	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other assets
Note 20 - Other assets
Other current and non-current assets for the Group were as follows:

	As of December 31,
	2025	2024[1]
Current
Value added tax receivables	128,481	148,405
Other current receivables[2]	73,368	32,417
Accrued income[3]	55,041	—
Prepaid expenses[4]	30,071	40,800
Restricted deposits[5]	19,188	—
Insurance recovery assets	8,071	8,886
Advances to suppliers	6,240	8,399
Amounts due from related parties[6]	2,834	2,713
Total current	323,294	241,620
Non-current
Restricted deposits[5]	38,934	31,011
Other interest bearing receivables	827	2,664
Other non-interest bearing receivables	15,182	6,065
Total non-current	54,943	39,740
Total other assets	378,237	281,360
1 - The current other assets was re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).
2 - Other current receivables consisted primarily of accruals for future value added tax ("VAT") receivables where Polestar recognizes an asset for a future VAT receivable when it sells a vehicle under a repurchase commitment.
3 - As of December 31, 2025, accrued income consists of carbon credits.
4 - As of December 31, 2025 and 2024, prepaid expenses consisted primarily of prepaid insurance, selling expenses, and software license expenses.
5 - For the years ended December 31, 2025 and 2024, the Group held restricted deposit balances primarily related to borrowing covenants, leases and residual value guarantee contracts.
6 - The amounts due from related parties include transactions related to the sales of products and related goods and services, sales of software technology and performance engineered kits, sales of carbon credits and sales of prototype engines. For further information, see Note 28 - Related party transactions.